EATON VANCE MUTUAL FUNDS TRUST
                                24 Federal Street
                                Boston, MA 02110
                                 (617) 482-8260




                                  CERTIFICATION


         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (the "Registrant") (1933 Act File No. 2-90946) certifies (a) that the forms of prospectuses and statements of additional information dated March 1, 1998 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 41 ("Amendment No. 41") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 41 was filed electronically with the Commission (Accession No.0000950156-98-000178) on February 26, 1998:




                                            Eaton Vance Tax-Managed Growth Fund
                                   Eaton Vance Tax-Managed Emerging Growth Fund
                                              Eaton Vance Strategic Income Fund





                         EATON VANCE MUTUAL FUNDS TRUST



                                           By: /S/ ERIC G. WOODBURY
                                         Eric G. Woodbury, Assistant Secretary

Date:    March 3, 1998